Summary of Significant Accounting Principles - Summary of Deferred Contract Costs (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized Contract Cost [Line Items]
Deferred contract costs beginning balance	$ 549	$ 160	$ 26
Additions to deferred contract costs	56	454	151
Amortization of deferred contract costs	(23)	(65)	(17)
Deferred contract costs ending balance	$ 582	$ 549	$ 160